THE AAL MUTUAL FUNDS
625 Fourth Avenue South
Minneapolis, Minnesota  55415

May 12, 2004

Securities and Exchange Commission
Branch of Document Control
Room 1004
450 Fifth Street, N.W.
Washington, DC  20549

RE:  THE AAL MUTUAL FUNDS
     1933 Act File No. 333-113514
     1940 Act File No. 811-5075
     Pre-Effective Amendment No. 1 to Registration Statement on Form N-14

Dear Ladies and Gentlemen:

Enclosed for filing is Pre-Effective Amendment No. 1 the Registration Statement on Form N-14 under the Securities
Act of 1933 of The AAL Mutual Funds (the "Registrant").

This Amendment is filed for the purpose of addressing the comments of SEC staff regarding the Initial Filing of the Registration Statement on March 11, 2004.

Comment # 1:

Throughout the document, state whether there are any material differences in the investment objectives, policies strategies and/or risks between the target funds and the acquiring funds rather than saying they are
"substantially similar" or "substantially identical".

         Response:

         To the extent any differences are material, they have been explained.

                  The different strategies between the Lutheran Brotherhood Opportunity Growth Fund and the
                  Thrivent Mid Cap Growth Fund are discussed at N-14, page 66.

                  The difference in fundamental investment policy that will permit The AAL Mutual Funds to engage in inter-fund lending upon receipt of exemptive relief is discussed at N-14, page 73.

         Otherwise, the descriptions are as follows.

         The investment objectives of the following funds are identical:

        LB Value Fund                                  ->     AAL Equity Income Fund
        LB Opportunity Growth Fund                     ->     Thrivent Mid Cap Growth Fund
        LB Mid Cap Growth Fund                         ->     Thrivent Mid Cap Growth Fund
        LB High Yield Fund                             ->     Thrivent High Yield Fund
        LB Income Fund                                 ->     Thrivent Income Fund
        LB Limited Maturity Bond Fund                  ->     Thrivent Limited Maturity Bond Fund

         The investment strategies of the following funds are identical:

        LB Money Market Fund                           ->     AAL Money Market Fund
        LB Mid Cap Growth Fund                         ->     Thrivent Mid Cap Growth Fund
        LB High Yield Fund                             ->     Thrivent High Yield Fund
        LB Income Fund                                 ->     Thrivent Income Fund
        LB Limited Maturity Bond Fund                  ->     Thrivent Limited Maturity Bond Fund

         The investment objectives of the following funds are similar in all material respects:

        LB World Growth Fund                           ->     AAL International Fund
        LB Fund                                        ->     AAL Capital Growth Fund
        LB Growth Fund                                 ->     AAL Aggressive Growth Fund
        LB Municipal Bond Fund                         ->     AAL Municipal Bond Fund
        LB Money Market Fund                           ->     AAL Money Market Fund

         The investment strategies of the following funds are similar in all material respects:

        LB World Growth Fund                           ->     AAL International Fund
        LB Fund                                        ->     AAL Capital Growth
        LB Opportunity Growth Fund                     ->     Thrivent Mid Cap Growth Fund
        LB Growth Fund                                 ->     AAL Aggressive Growth Fund
        LB Value Fund                                  ->     AAL Equity Income Fund
        LB Municipal Bond Fund                         ->     AAL Municipal Bond Fund

The principal risks of each target LB Fund are identical to those of its corresponding acquiring Thrivent/AAL
Fund.

Comment # 2:

With respect to the Q&A Regarding Expense Ratios:

State that there is no right to recoup expense waivers

         Response:

         There is no right of recoupement for expense waivers  This is now stated in the answer to the question
         "Is there a difference in the method of allocating other expenses among classes between the LB Funds and the AAL Funds?"

Why did the transfer agent reduce the fees prior to the reorganization?

         Response:

         The transfer agent for The Lutheran Brotherhood Family of Funds, Thrivent Financial Investor Services,
         Inc. ("TFISI")  was able to negotiate a lower fee schedule with DST, the vendor used to provide systems and other support for the transfer agent function.  This agreement was reached during the fourth quarter of 2003.  The transfer agent and the Fund's Trustees desired to pass on the savings to shareholders of the Fund beginning January 1, 2004, rather than wait to pass on the savings after the mergers with The
         AAL Mutual Funds in mid-2004.  Notably, TFISI  became the transfer agent for The AAL Mutual Funds on
         April 24, 2004, and it charges The AAL Mutual Funds the same fees as it charges The Lutheran Brotherhood
         Family of Funds.  The reduction in transfer agent fees for The Lutheran Brotherhood Family of Funds is not contingent upon completion of the reorganizations and will not be reversed if shareholders reject the reorganizations.

         This explanation is included in the Q&A.

Is the  transfer  agent fee  reduction  permanent?  If not,  when does it expire?  What is the  agreement  with the
Board of Trustees?

         Response:

         As explained above, TFISI is also the transfer agent for The AAL Mutual Funds, and the fee schedule is the same as the fee schedule for The Lutheran Brotherhood Family of Funds.  The transfer agent agreement between The AAL Mutual Funds and TFISI  became effective April 24, 2004 and has an initial two year term.  It is annually renewable thereafter, subject to review and approval by the Trustees of The AAL
         Mutual Funds.  As a result, the current fee schedule will be in place at least through the next two years.

What is the term of the transfer agency contract between TFISI and the Funds?

         Response:

         As explained above, the agreement between TFISI and The AAL Mutual Funds has a two year term, which began
         April 24, 2004.  The agreement between TFISI and The Lutheran Brotherhood Funds is annually renewable.

What is the term of the  agreement  with the transfer  agent vendor that gives rise to the reduction in fees to the
Lutheran Brotherhood Family of Funds shareholders?

         Response:

         This agreement has a seven year term.  The fee schedule cannot be altered during the first year.
         Thereafter, increases or decreases in fees charged to TFISI are tied to increases in the CPI or downward industry trends relating to fees charged for the types of services provided under the agreement.

Comment # 3:

Clarify the response to the question "What will happen to the expense ratios for my mutual fund?"

         Response:

         We have rewritten the response.  We have also added a discussion in the body of the proxy under "Board
         Considerations".

Comment # 4:

Identify the LB Funds as "target" funds and the Thrivent/AAL funds as "acquiring funds".

         Response:

         We have made the requested revision.

Comment # 5:

March 30, 2004, as the date of the proxy statement and prospectus is no longer accurate.

         Response:

         We will change the date once we can more accurately predict a mailing date.

Comment # 6:

Check to see that the information required by Item 1(b)(3) of Form N-14 is included.

         Response:

         The front page of the prospectus describes and names the parties to the proposed transaction and gives the address and telephone number of the principal executive offices of the funds being acquired.

Comment # 7:

Avoid cross references where possible and state whether there are any material differences.

         Response:

         We have deleted cross references in sections with the following subheadings:

                  Purchase, Redemption and Exchange Procedures
                  Comparison of Investment Objectives and Strategies
                  Comparison of Principal Investment Risks

Comment # 8:

You may not show expense reimbursements in the comparative expense tables unless the obligation to reimburse is absolute (i.e., not contingent on the reorganizations) and contractual, and extends for a period of at least 12 months from the effective date of the N-14.

         Response:

         We have removed all expense reimbursements from the comparative expense tables.  The reimbursements that will go into effect if the reorganizations are completed are discussed in the footnotes.  We have deleted footnotes addressing expense reimbursements that expire prior to the date of the reorganizations.

Comment # 9:

Footnotes addressing the restatement of "other expense" are confusing.  Why are the actual expenses prior to the restatement relevant?

         Response:

         We have attempted to simplify the footnotes.  The actual expenses prior to restatement are relevant to the Q & A discussion of why pro forma expenses, as shown in the comparative expense table, are higher in several instances than the actual expenses shown for the LB Funds.  The actual expenses prior to restatement of expenses for the Existing AAL Funds is not relevant and has been deleted.

Comment # 10:

The footnotes state that the Funds may charge a fee of up to $30 for a redemption by wire.  How are the charges imposed?  Do they vary?

         Response:

         The $30 fee is currently being imposed on all wires.  The footnotes have been revised accordingly.

Comment # 11:

The footnotes to the comparative expense tables for Class A Shares of the Lutheran Brotherhood Growth Fund and
the AAL Aggressive Growth Fund state that the reimbursement level is 0.80%.  Do you intend to reimburse 0.80%
regardless of the expense level?  File the reimbursement agreement.

         Response:

         The reimbursement level is not dependent on expenses.  The expense reimbursement agreement was filed as an exhibit to the initial N-14 filing.

Comment # 12:

Are maximum sales charges reflected in the comparative expense tables?

         Response:

         The comparable expense tables reflect the maximum sales charges.  We think this comment may have been provided because footnote 1 to the comparative expense table for Class A shares of the money market funds included a statement that said "The maximum sales charge for the funds depends upon the amount of your investment" while the table itself indicated the sales charges were none.  We have deleted the mentioned statement from the footnote.

Comment # 13:

The LB shareholder servicing fee, which is not part of its 12b-1 plan, must be shown in "other expenses".

         Response:

         The requested revision has been made.

Comment # 14:

Provide an explanation where the pro forma expense ratios are significantly different from both of the actual expense ratios.

         Response:

         AAL Capital Growth Fund, Class B:  The increase is attributable to the allocation of expenses and is discussed in the footnotes.

         AAL Equity Income Fund, Class B:  The increase is attributable to the higher transfer fee for AAL Fund shareholders.

         Thrivent Mid Cap Growth Fund, Institutional Class:  The Institutional Class shares of The Lutheran
         Brotherhood Family of Funds are charged a 0.15% servicing fee (which is currently reimbursed by Thrivent
         Investment Management Inc.).  There is no servicing fee for Institutional Classes of the AAL Mutual
         Funds.  The balance of the decrease is attributable to the manner in which printing and postage expenses are allocated.  Institutional Class shares tend to have a higher average account size, reducing the actual costs per shareholder.

Comment # 15:

Are the maximum sales charges shown in the comparable expense tables for Class A Shares of the money market funds?

         Response:

         There is no sales charge and the first sentence of footnote 1 has been deleted.

Comment # 16:

The Examples must immediately follow the comparative expense tables.

         Response:

         The Lipper comparison of net expense ratios has been deleted.

Comment # 17:

Discuss only material differences in investment objectives and strategies.

         Response:

         Where applicable, we have stated that the investment objectives and strategies are similar in all material respects.

Comment # 18:

List the specific indexes for the Lutheran Brotherhood Opportunity Growth Fund, Lutheran Brotherhood Mid Cap
Growth Fund and Thrivent Mid Cap Growth Fund.

         Response:

         We have added the market capitalizations of the Russell Midcap Growth Index and the S&P Mid Cap
         400/Barra Growth Index.

Comment # 19:

Discuss break points under "Information Received by the Board of Trustees of the LB Trust".

         Response:

         The only acquiring fund that will meet a new break point is the AAL Money Market Fund.  We have added this information where requested.

Comment # 20:

The  information  included  in  Appendixes  D, E, F, G and H should  be in the  body of the  prospectus  and  proxy statement.

         Response:

         The following have been moved to the body of the document:

         o  AAL Mutual Funds Management Discussion
         o  Board of Trustees
         o  Subadviser Information
         o  Share Ownership Information

         The form of Subadvisory Agreement is now Appendix D.

Comment # 21

Provide more detail around the pro forma fee increases and why the Board found it to be in the best interests of shareholders:

         Response:

         o        All Class B shares (except Value/Income, which has to increase)
                  See footnotes to comparative expense tables.  See also page 88 of N-14

         o        Class A Shares:
                  *Municipal Bond Fund - See pages 89 and 91 of N-14
                  *Money Market Fund - See footnote 4 to comparative expense table
                  *Limited Maturity Bond Fund - See footnote 3 to comparative expense table

Comment # 22

Discuss material differences in fundamental investment policies.

         Response:

         See the discussion of inter-fund lending, page 72 of N-14.

Note:

The AAL Mutual Funds have adopted the 5% leverage limitation as a non-fundamental policy.  See Form N-1A filed by
The AAL Mutual Funds on April 26, 2004.

The prospectuses of The Lutheran Brotherhood Family of Funds and The AAL Funds contain the same disclosure regarding derivatives.  I've incorporated this disclosure in the proxy statement and prospectus.

Comment # 23

Explain how the different methodologies employed by the LB Funds and the Thrivent/AAL Funds meet the requirements of Rule 18f-3 under the Investment Company Act of 1940.

         Response:

         Both the LB Funds and AAL/Thrivent Funds satisfy the requirements imposed by Rule 18f-3 that permits multiple classes of voting stock within a single mutual fund.  Class A and B shares of the respective
         Funds include differences in expenses, rights, and obligations and permit class voting on issues pertaining specifically to each class.  As a result, income, expenses, and gains and losses are allocated to the particular class, such as distribution costs, while advisory and custodial fees that are not allocated to a particular class are allocated on a fund-wide basis.  The methodology differential between The LB Funds and The AAL Funds each result in the allocation of these class specific expenses.  The LB Funds allocate these expenses among the multiple classes based on asset size.  The AAL/Thrivent Funds allocate the expenses among the multiple classes according to actual class expense.  The LB Funds obtained a private letter ruling confirming the expense allocation methodology satisfied the Internal Revenue Code's (the "Code") requirement that mutual funds avoid having differences in distributions of dividends to the different classes ("preferential dividends") which would result in taxation at the Fund level.  The conditions satisfied under the Code are comparable to the requirements under Rule 18f-3, including the requirement that advisory and other expenses related to management of the Fund's assets be treated as fund-wide expenses.

Comment # 24

Expand on the board considerations in approving the reorganization of the municipal bond funds.

         Response:

         The Board of The Lutheran Brotherhood Family of Funds considered that a substantially identical municipal bond fund was being offered by The AAL Mutual Funds.  Both municipal bond funds are substantially identical in terms of investment objectives, policies, and restrictions; both have the same portfolio manager; and both are in the same Lipper universe and have a 99% correlation.  In view of these similarities, the Board was concerned over possible sales force and shareholder confusion arising from Thrivent offering two substantially identical funds.  The Board also considered that the pro forma expense ratio of the merged funds would be higher than the expense ratio of the LB Municipal Bond Fund at that time, but the Board concluded that merging the two funds provided the opportunity for a lower expense ratio over time due to economies of scale.  This opportunity would be less likely to occur if the Fund was not merged and part of the larger AAL Mutual  Fund Family.

If you have any questions about this Amendment, please contact me at (612) 340-8492 or Brett Agnew at (612)
340-8214.

Sincerely,

/s/ Marlene J. Nogle
Marlene J. Nogle
Senior Counsel and Assistant Secretary